RISK MANAGEMENT - Structural interest rate risk - Interest bearing liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 271,975,564	$ 231,392,733
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	270,466,363	230,335,997
Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	57,890,817	45,764,147
Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	41,860,649	33,125,336
Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	19,438,000	23,443,840
Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	140,015,110	120,407,410
Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	47,665,580	31,620,818
Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,487,024	21,738,593
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	270,466,363	230,335,997
Customer deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	211,841,597	175,491,421
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	211,841,597	175,491,421
Checking accounts | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	51,198,284	42,449,702
Checking accounts | Financial liabilities at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,353,906	384,579
Checking accounts | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,890,014	20,790,300
Checking accounts | Financial liabilities at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,954,364	21,274,823
Time deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	83,559,188	73,225,189
Time deposits | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,369,267	17,759,210
Time deposits | Financial liabilities at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,811,779	12,673,158
Time deposits | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,705,712	7,099,730
Time deposits | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	52,155,859	37,790,186
Time deposits | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	19,885,838	15,662,115
Saving deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	76,551,465	59,352,760
Saving deposits | Financial liabilities at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,982,154	17,159,419
Saving deposits | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	52,569,311	42,193,341
Other deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	532,660	463,770
Other deposits | Financial liabilities at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	532,660	463,770
Financial obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	58,624,766	54,844,576
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	58,624,766	54,844,576
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,179,644	9,240,479
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		750,498
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	57,455
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,122,189	9,240,479
Leases contracts | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,025,733	3,033,502
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,749,160	2,651,571
Leases contracts | Financial liabilities at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,757	3,586
Leases contracts | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	124,306	132,928
Leases contracts | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	273,280	404,434
Leases contracts | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,625,390	2,492,554
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	16,628,784	16,769,842
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,881,523	5,817,278
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,620,479	1,372,926
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,617,529	3,216,263
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,456,796	8,504,875
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,933,980	3,675,778
Long-term debt | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	27,760,797	21,918,268
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,582,670	17,393,367
Long-term debt | Financial liabilities at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	284,227	959,068
Long-term debt | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,746,212	9,738,305
Long-term debt | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,540,152	1,473,258
Long-term debt | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	19,190,206	9,747,637
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,029,808	3,882,485
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,308,197	1,392,223
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	747,892	572,600
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,244,241	3,256,614
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,509	10,537
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 30,166	$ 42,734